Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based compensation
Classified within capital reserve (beginning of period)	€ 188,032	€ 175,591
Share-based compensation expenses	11,334	12,441
Classified within capital reserve (end of period)	€ 199,366	€ 188,032
Number of shares withheld shares to cover tax obligation	1,274,380	276,612
Amount of shares withheld based on the market price	€ 8,355	€ 1,846
Share Options (Alignment Grant)
Share-based compensation
Share-based compensation expenses		4,178
Share Options (LTI)
Share-based compensation
Share-based compensation expenses	4,306	3,673
Supervisory Board Award (Restricted Shares)
Share-based compensation
Share-based compensation expenses	326	495
Restricted Share Units (LTI)
Share-based compensation
Share-based compensation expenses	6,603	4,074
Employee Share Purchase Program
Share-based compensation
Share-based compensation expenses	€ 99	€ 21